Average Annual Total Returns - Retail Class - Transamerica International Stock	A Inception Date	A Return Before Taxes 1 Year	A Return Before Taxes Since Inception	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions Since Inception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	I 1 Year	I Since Inception	I Inception Date	R6 1 Year	R6 Since Inception	R6 Inception Date	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Sep. 28, 2018	(2.60%)	(1.44%)	(2.74%)	(1.51%)	(1.23%)	(1.04%)	3.41%	1.33%	Sep. 28, 2018	3.41%	1.33%	Sep. 28, 2018	8.28%	6.58%